UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06687
The Gabelli Money Market Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli U.S. Treasury Money Market Fund
Semi-Annual Report
March 31, 2009
To Our Shareholders,
     Our shareholder reports have typically contained commentary on each portfolio manager’s assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund’s semi-annual and annual financial statements.
     The Sarbanes-Oxley Act’s corporate governance regulations requires a Fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager’s commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

Sincerely yours,

Bruce N. Alpert
Chief Operating Officer
Gabelli Funds, LLC
May 22, 2009
Portfolio Holdings
The Gabelli U.S. Treasury Money Market Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2008 through March 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value”shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period”shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/08	03/31/09	Ratio	Period*

Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,004.20	0.08%	$0.40
Class A**	$1,000.00	$1,002.40	0.08%	$0.30
Class C**	$1,000.00	$1,002.40	0.08%	$0.30
Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.53	0.08%	$0.40
Class A	$1,000.00	$1,024.53	0.08%	$0.40
Class C	$1,000.00	$1,024.53	0.08%	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

**	Class A and Class C Shares were first issued on November 14, 2008. Account values and expense ratios for the Actual Fund Return are calculated from November 14, 2008 through March 31, 2009.
Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2009:
U.S. Treasury Money Market Fund

U.S. Treasury Bills	92.8%
U.S. Treasury Notes	6.3%
U.S. Treasury Cash Management Bills	2.9%
Other Assets and Liabilities (Net)	(2.0)%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund
Statement of Net Assets — March 31, 2009 (Unaudited)

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 102.0%
	U.S. Treasury Bills — 92.8%
$1,672,386,000	U.S. Treasury Bills, 0.066% to 1.842%†, 04/09/09 to 10/22/09		$1,671,305,168

	U.S. Treasury Cash Management Bills — 2.9%
53,082,000	U.S. Treasury Cash Management Bill, 0.180%†, 04/29/09		53,067,818

	U.S. Treasury Notes — 6.3%
20,000,000	3.125%, 04/15/09		20,022,197
23,624,000	4.500%, 04/30/09		23,682,533
20,000,000	3.875%, 05/15/09		20,085,937
49,000,000	4.875%, 06/30/09		49,562,493

			113,353,160

	TOTAL U.S. GOVERNMENT OBLIGATIONS		1,837,726,146

TOTAL INVESTMENTS (Cost $1,837,726,146)		102.0%	1,837,726,146
Receivable from Manager		0.0	50,494
Distributions Payable		(0.0)	(26,330)
Other Assets and Liabilities (Net)		(2.0)	(36,644,718)

NET ASSETS (applicable to 1,801,139,035 shares outstanding)		100.0%	$1,801,105,592

Net Assets Consist of:
Paid-in-capital, at $0.001 par value			$1,801,139,686
Distributions in excess of net realized gain on investments			(34,094)

TOTAL NET ASSETS			$1,801,105,592

SHARES OF CAPITAL STOCK:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,799,447,335 ÷ 1,799,480,666 shares outstanding; unlimited number of shares authorized)			$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($1,141,425 ÷ 1,141,525 shares outstanding; unlimited number of shares authorized)			$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($516,832 ÷ 516,844 shares outstanding; unlimited number of shares authorized)			$1.00

†	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Operations — For the Six Months Ended March 31, 2009 (Unaudited)

Investment income:
Interest	$6,475,692

Expenses:
Management fees	2,296,086
Temporary Guaranty Program expense	215,341
Shareholder services fees	56,995
Legal and audit fees	55,893
Custodian fees	46,236
Registration expenses	26,276
Shareholder communications expenses	18,120
Trustees’ fees	13,490
Interest expense	4,360
Miscellaneous expenses	33,383

Total Expenses	2,766,180

Less:
Fee waived by Manager	(2,149,527)
Custodian fee credits	(3)

Net Expenses	616,650

Net Investment Income	5,859,042

Net Realized Gain on Investments	122,846

Net Increase in Net Assets Resulting from Operations	$5,981,888

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
Operations:
Net investment income	$5,859,042	$29,630,090
Net realized gain on investments	122,846	1,670,115

Net Increase in Net Assets Resulting from Operations	5,981,888	31,300,205

Distributions to Shareholders:
Net investment income
Class AAA	(5,856,495)	(29,630,090)
Class A	(2,141)	—
Class C	(406)	—

	(5,859,042)	(29,630,090)

Net realized gain
Class AAA	(156,835)	(1,670,115)
Class A	(91)	—
Class C	(14)	—

	(156,940)	(1,670,115)

Total Distributions to Shareholders	(6,015,982)	31,300,205

Capital Share Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	4,385,791,494	4,558,635,909
Class A (a)	2,196,225	—
Class C (a)	683,070	—

Total proceeds from shares issued	4,388,670,789	4,558,635,909

Proceeds from reinvestment of distributions
Class AAA	6,131,378	31,437,900
Class A (a)	598	—
Class C (a)	399	—

Total proceeds from reinvestment of distributions	6,132,375	31,437,900

Cost of shares redeemed
Class AAA	(3,603,239,264)	(4,618,523,316)
Class A (a)	(1,055,298)	—
Class C (a)	(166,625)	—

Total cost of shares redeemed	(3,604,461,187)	(4,618,523,316)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	790,341,977	(28,449,507)

Net Increase/(Decrease) in Net Assets	790,307,883	(28,449,507)
Net Assets:
Beginning of period	1,010,797,709	1,039,247,216

End of period	$1,801,105,592	$1,010,797,709

(a)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through March 31, 2009, unaudited.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Operating Performance			Distributions to Shareholders							Supplemental Data
	Net Asset		Net						Net Asset		Net Assets
Period	Value,	Net	Realized	Total from	Net	Net Realized			Value,		End of	Net
Ended	Beginning	Investment	Gain on	Investment	Investment	Gain on		Total	End of	Total	Period	Investment		Operating
September 30	of Period	Income(a)(b)	Investments	Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income		Expenses(c)(d)
Class AAA
2009(e)	$1.0000	$0.0038	$0.0001	$0.0039	$(0.0038)	$(0.0001)		$(0.0039)	$1.0000	0.42%	$1,799,447	0.77	%(f)	0.08	%(f)
2008	1.0000	0.0257	0.0015	0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57		0.08
2007	1.0000	0.0483	0.0002	0.0485	(0.0483)	(0.0002)		(0.0485)	1.0000	5.01	1,039,247	4.83		0.08
2006	1.0000	0.0426	0.0000 (g)	0.0426	(0.0426)	(0. 0000	)(g)	(0.0426)	1.0000	4.33	673,889	4.26		0.12
2005	1.0000	0.0212	0.0002	0.0214	(0.0212)	(0.0002)		(0.0214)	1.0000	2.22	778,298	2.12		0.30
2004	1.0000	0.0073	0.0001	0.0074	(0.0073)	(0.0001)		(0.0074)	1.0000	0.75	925,728	0.73		0.30
Class A
2009(h)	$1.0000	$0.0020	$0.0001	$0.0021	$(0.0020)	$(0.0001)		$(0.0021)	$1.0000	0.24%	$1,142	0.52	%(f)	0.08	%(f)
Class C
2009(h)	$1.0000	$0.0018	$0.0001	$0.0019	$(0.0018)	$(0.0001)		$(0.0019)	$1.0000	0.24%	$517	0.49	%(f)	0.08	%(f)

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income per share before fees waived by the Manager for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005, and 2004 was $0.0024, $0.0231, $0.0456, $0.0402, $0.0207, and $0.0081 (Class AAA), $0.0009 (Class A), and $0.0007 (Class C), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Operating expense ratios before fees waived by the Manager for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, 2006, 2005, and 2004 were 0.36%, 0.34%, 0.35%, 0.36%, 0.35%, and 0.36% (Class AAA) and 0.37% (Class A and Class C), respectively.

(d)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.11% (Class AAA). For the six months ended March 31, 2009 and the years ended September 30, 2008 and 2007, the effect of interest expense was minimal.

(e)	For the six months ended March 31, 2009, unaudited.

(f)	Annualized.

(g)	Amount represents less than $0.00005 per share.

(h)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through March 31, 2009, unaudited.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.
2. Significant Accounting Policies.The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation.The Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows.

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 2 – Other Significant Observable Inputs	$1,837,726,146

There were no Level 3 investments held at September 30, 2008 or March 31, 2009.
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund’s disclosures.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using effective yield to maturities.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense”in the Statement of Operations.
Distributions to Shareholders. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.
For the fiscal year ended September 30, 2008, the tax character of distributions was all ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2009:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,837,883,275	$—	$(157,129)	$(157,129)
FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not”threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund’s tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.
3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense”in the Statement of Operations. During the six months ended March 31, 2009, there were no borrowings under the line of credit.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
4. Shares of Beneficial Interest. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class C Shares. Class A and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli Funds complex. Class A and Class C Shares are not available for direct investment by shareholders.
5. Agreements with Affiliated Parties. The Trust has a management agreement (the “Management Agreement”) with Gabelli Funds, LLC (the “Manager”), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund’s average daily net assets. The contractual arrangement is renewable annually by the Manager. Additionally, pursuant to a written agreement, the Manager has contractually agreed to further limit expenses to 0.08% of the Fund’s average daily net assets through September 30, 2010 (excluding interest, taxes, and extraordinary expenses).
The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee as well as the Lead Trustee, each receive an annual fee of $1,000. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.
6. Significant Shareholder. As of March 31, 2009, 33.3% of the Fund was held by the Manager and its affiliates.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Temporary Guaranty Program for Money Market Funds. While the Fund has not experienced difficulties in maintaining its $1.00 share price and does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. At meetings held on October 6, 2008, December 3, 2008, and April 13, 2009, respectively, the Board determined that, considering the premium and the potential benefits of the guarantee to the Fund’s shareholders, the Fund would apply to and continue to participate in the Temporary Guaranty Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department (the “U.S. Treasury”). The Program provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to fund shareholders that they will receive $1.00 for each money market fund share that they held as of the close of business on September 19, 2008. The guarantee will be available if a participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as “breaking the buck.” The cost of the premium for participation in the Program is a Fund expense. At the April 13, 2009 meeting, the Board characterized the cost of its continued participation in the Program from May 1, 2009, through September 18, 2009, to be an extraordinary expense not subject to the expense cap currently in place. Prior to this extension,

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
the cost of participation in the Program was subject to the expense cap supported by the Manager. The Program and the Fund’s participation in it, has been extended through September 18, 2009, at which time the Program is expected to terminate.
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Unaudited)
Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement and approve any newly proposed terms therein. At a meeting held on November 18, 2008, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.
1) The nature, extent and quality of services provided by the Manager.
The Board Members reviewed in detail the nature and extent of the services provided by the Manager under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Manager also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Manager provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.
The Board Members also considered that the Manager paid for all compensation of officers and non-Independent Board Members of the Fund and that the Manager further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Manager and in consultation with Fund Counsel. The Board noted that the Manager had engaged, at its expense, PNC Global Investment Servicing (U.S.) Inc. (“PNC”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Manager, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality personnel, (ii) the Manager and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement, (iii) the Manager was responsive to requests of the Board, (iv) the scope and depth of the Manager’s resources was adequate, and (v) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Manager’s reputation and long standing relationship with the Fund. The Board Members also believed that the Manager had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Continued) (Unaudited)
2)	The performance of the Fund and the Manager.
The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total returns for the periods ended September 30, 2008, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of selected U.S. Treasury money market funds of comparable size to the Fund (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted the superior performance of the Fund as compared with the Performance Peer Group for all relevant periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
In connection with its assessment of the performance of the Manager, the Board Members considered the Manager’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board Members concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.
In connection with the Board Member’s consideration of the cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Manager was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board Members noted that the Fund’s advisory fee was well below the Expense Peer Group average, and that the Fund’s expense ratio was the lowest of the Expense Peer Group.
The Board Members also considered an analysis prepared by the Manager of the estimated profitability to the Manager of its relationship with the Fund and reviewed with the Manager its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Manager for the fiscal year ended December 31, 2007. The Board Members considered one analysis for the Manager as a whole, and a second analysis for the Manager with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Manager under either analysis was not excessive.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Continued) (Unaudited)
4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
With respect to the Board Member’s consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Manager’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5) Other Factors.
In addition to the above factors, the Board Members also discussed other benefits received by the Manager from their management of the Fund. The Board Members considered that the Manager did not use soft dollars in connection with its management of the Fund.
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s advisory agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli U.S. Treasury
Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Current Yield available daily by calling
800-GABELLI after 6:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Energy Corp.
Robert C. Kolodny, MD
Physician, Author and Lecturer,
General Partner of
KBS Partnership
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Officers
Bruce N. Alpert
President and Secretary
Judith A. Raneri
Vice President
and Portfolio Manager
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer
Ronald S. Eaker
Vice President
and Portfolio Manager
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
U.S. Treasury
Money Market
Fund
SEMI ANNUAL REPORT
MARCH 31, 2009
GAB404Q109SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.